ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - property		12 Months Ended
	Apr. 28, 2018	Dec. 31, 2022	Dec. 31, 2025	May 20, 2022	Jun. 15, 2021	Oct. 28, 2020	Feb. 09, 2018
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of real estate property acquired		2
Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held			100.00%
MDJM UK | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held					51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held				41.00%	41.00%
Mingda Beijing | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held				8.00%	8.00%
MDJM Hong Kong
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest held							100.00%
MDJM UK
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest held						100.00%
Mingda Tianjin | Exclusive Business Cooperation Agreement
ORGANIZATION AND DESCRIPTION OF BUSINESS
Term of the business agreement	10 years
Mingda Tianjin | Mingda Beijing
ORGANIZATION AND DESCRIPTION OF BUSINESS
Term of the business agreement	10 years
Mingda Tianjin | Mingda Beijing | Exclusive Business Cooperation Agreement
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percent of variable interest entity	100.00%